Fair Value Measurements (Tables)	6 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2018 and September 30, 2018:

March 31, 2018

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥17,260	¥0	¥17,260	¥0
Trading securities	422,053	35,766	386,287	0
Available-for-sale securities:	1,015,477	65,716	828,844	120,917
Japanese and foreign government bond securities*2	275,810	3,949	271,861	0
Japanese prefectural and foreign municipal bond securities	163,236	0	163,236	0
Corporate debt securities*3	366,475	8,882	354,556	3,037
Specified bonds issued by SPEs in Japan	861	0	0	861
CMBS and RMBS in the Americas	74,176	0	38,166	36,010
Other asset-backed securities and debt securities	81,321	0	312	81,009
Equity securities*4	53,598	52,885	713	0
Other securities:	37,879	0	0	37,879
Investment funds*5	37,879	0	0	37,879
Derivative assets:	21,831	507	19,033	2,291
Interest rate swap agreements	327	0	327	0
Options held/written and other	7,025	0	4,734	2,291
Futures, foreign exchange contracts	14,057	507	13,550	0
Foreign currency swap agreements	422	0	422	0
Netting*6	(2,105)	0	0	0
Net derivative assets	19,726	0	0	0
Other assets:	15,008	0	0	15,008
Reinsurance recoverables*7	15,008	0	0	15,008

Total	¥1,529,508	¥101,989	¥1,251,424	¥176,095

Liabilities:
Derivative liabilities:	¥12,400	¥318	¥12,082	¥0
Interest rate swap agreements	4,924	0	4,924	0
Options held/written and other	701	0	701	0
Futures, foreign exchange contracts	3,447	318	3,129	0
Foreign currency swap agreements	3,220	0	3,220	0
Credit derivatives held	108	0	108	0
Netting*6	(2,105)	0	0	0
Net derivative Liabilities	10,295	0	0	0
Policy Liabilities and Policy Account Balances:	444,010	0	0	444,010
Variable annuity and variable life insurance contracts*8	444,010	0	0	444,010

Total	¥456,410	¥318	¥12,082	¥444,010

*1

A certain subsidiary elected the fair value option on the loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in “Other (income) and expense, net” in the consolidated statements of income were a loss of ¥577 million and a gain of ¥5 million from the change in the fair value of the loans for the six and three months ended September 30, 2017. No gains or losses were recognized in earnings during the six months ended September 30, 2017 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2018, were ¥16,873 million and ¥17,260 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥387 million. As of March 31, 2018, there were no loans that are 90 days or more past due or, in non-accrual status.

*2

A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥3 million and ¥12 million from the change in the fair value of those investments for the six and three months ended September 30, 2017. The amount of aggregate fair value elected the fair value option was ¥719 million as of March 31, 2018.

*3

A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥63 million and ¥24 million from the change in the fair value of those investments for the six and three months ended September 30, 2017. The amount of aggregate fair value elected the fair value option was ¥8,882 million as of March 31, 2018.

*4

A certain subsidiary elected the fair value option for certain investments in equity securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥881 million and ¥574 million from the change in the fair value of those investments for the six and three months ended September 30, 2017. The amount of aggregate fair value elected the fair value option was ¥22,365 million as of March 31, 2018.

*5

Certain subsidiaries elected the fair value option for certain investments in investment funds included in other securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥665 million and ¥342 million from the change in the fair value of those investments for the six and three months ended September 30, 2017. The amount of aggregate fair value elected the fair value option was ¥5,665 million as of March 31, 2018.

*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7

Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets was ¥15,008 million as of March 31, 2018. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six and three months ended September 30, 2017, see Note 16 “Life Insurance Operations.”

*8

Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances was ¥444,010 million as of March 31, 2018. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six and three months ended September 30, 2017, see Note 16 “Life Insurance Operations.”

September 30, 2018

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥31,196	¥0	¥31,196	¥0
Trading debt securities	24,560	0	24,560	0
Available-for-sale debt securities:	1,137,081	21,661	992,872	122,548
Japanese and foreign government bond securities*2	348,484	4,066	344,418	0
Japanese prefectural and foreign municipal bond securities	164,853	0	164,853	0
Corporate debt securities*3	466,320	17,595	446,178	2,547
Specified bonds issued by SPEs in Japan	762	0	0	762
CMBS and RMBS in the Americas	61,092	0	37,096	23,996
Other asset-backed securities and debt securities	95,570	0	327	95,243
Equity securities*4*5	462,480	76,321	341,600	44,559
Derivative assets:	13,498	97	12,658	743
Interest rate swap agreements	1,399	0	1,399	0
Options held/written and other	9,412	0	8,669	743
Futures, foreign exchange contracts	1,062	97	965	0
Foreign currency swap agreements	1,625	0	1,625	0
Netting*6	(670)	0	0	0
Net derivative assets	12,828	0	0	0
Other assets:	11,121	0	0	11,121
Reinsurance recoverables*7	11,121	0	0	11,121

Total	¥1,679,936	¥98,079	¥1,402,886	¥178,971

Liabilities:
Derivative liabilities:	¥28,795	¥2,007	¥26,788	¥0
Interest rate swap agreements	3,693	0	3,693	0
Options held/written and other	2,909	0	2,909	0
Futures, foreign exchange contracts	20,013	2,007	18,006	0
Foreign currency swap agreements	2,091	0	2,091	0
Credit derivatives held	89	0	89	0
Netting*6	(670)	0	0	0
Net derivative Liabilities	28,125	0	0	0
Policy Liabilities and Policy Account Balances:	405,705	0	0	405,705
Variable annuity and variable life insurance contracts*8	405,705	0	0	405,705

Total	¥434,500	¥2,007	¥26,788	¥405,705

*1

A certain subsidiary elected the fair value option on the loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in “Other (income) and expense, net” in the consolidated statements of income were gains of ¥201 million and ¥18 million from the change in the fair value of the loans for the six and three months ended September 30, 2018. No gains or losses were recognized in earnings during the six months ended September 30, 2018 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2018, were ¥30,571 million and ¥31,196 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥625 million. As of September 30, 2018, there were no loans that are 90 days or more past due or, in non-accrual status.

*2

A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥9 million and a gain of ¥10 million from the change in the fair value of those investments for the six and three months ended September 30, 2018. The amount of aggregate fair value elected the fair value option was ¥614 million as of September 30, 2018.

*3

A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥257 million and ¥218 million from the change in the fair value of those investments for the six and three months ended September 30, 2018. The amount of aggregate fair value elected the fair value option was ¥17,595 million as of September 30, 2018.

*4

Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥641 million and ¥387 million from the change in the fair value of those investments for the six and three months ended September 30, 2018. The amount of aggregate fair value elected the fair value option was ¥5,751 million as of September 30, 2018.

*5	The amount of ¥14,813 million of investments funds measured at net asset value per share is not included.
*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7

Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets was ¥11,121 million as of September 30, 2018. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six and three months ended September 30, 2018, see Note 16 “Life Insurance Operations.”

*8

Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances was ¥405,705 million as of September 30, 2018. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six and three months ended September 30, 2018, see Note 16 “Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2017 and 2018:

Six months ended September 30, 2017

	Millions of yen
	Balance at April 1, 2017	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2017	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2017 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale securities	¥124,516	¥1,696	¥895	¥2,591	¥44,545	¥(25,114)	¥(14,748)	¥0	¥131,790	¥120
Corporate debt securities	1,618	0	5	5	1,400	0	(238)	0	2,785	0
Specified bonds issued by SPEs in Japan	1,087	5	(2)	3	0	0	(127)	0	963	5
CMBS and RMBS in the Americas	57,858	1,630	(213)	1,417	2,023	(3,468)	(8,250)	0	49,580	60
Other asset-backed securities and debt securities	63,953	61	1,105	1,166	41,122	(21,646)	(6,133)	0	78,462	55
Other securities	27,801	1,881	368	2,249	13,796	(8,195)	0	0	35,651	1,881
Investment funds	27,801	1,881	368	2,249	13,796	(8,195)	0	0	35,651	1,881
Derivative assets and liabilities (net)	5,233	(1,920)	0	(1,920)	3,372	0	(1,415)	0	5,270	(1,920)
Options held/written and other	5,233	(1,920)	0	(1,920)	3,372	0	(1,415)	0	5,270	(1,920)
Other asset	22,116	(8,908)	0	(8,908)	3,016	0	(982)	0	15,242	(8,908)
Reinsurance recoverables *5	22,116	(8,908)	0	(8,908)	3,016	0	(982)	0	15,242	(8,908)
Policy Liabilities and Policy Account Balances	605,520	(15,898)	0	(15,898)	0	0	(104,399)	0	517,019	(15,898)
Variable annuity and variable life insurance contracts *6	605,520	(15,898)	0	(15,898)	0	0	(104,399)	0	517,019	(15,898)

*1

Principally, gains and losses from available-for-sale securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; other securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense, net” and gains and losses from accounts payable are included in “Other (income) and expense, net” respectively. Additionally, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.

*2

Unrealized gains and losses from available-for-sale securities are included in “Unrealized gains (losses) on investment in securities” and “Foreign currency translation adjustments.” Additionally, unrealized gains and losses from other securities are included mainly in “Foreign currency translation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4

Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5

“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6

“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Six months ended September 30, 2018

	Millions of yen
	Balance at April 1, 2018	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2018	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2018 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥120,917	¥1,150	¥4,738	¥5,888	¥32,972	¥(15,998)	¥(21,231)	¥0	¥122,548	¥31
Corporate debt securities	3,037	0	0	0	0	0	(490)	0	2,547	0
Specified bonds issued by SPEs in Japan	861	0	(2)	(2)	0	0	(97)	0	762	0
CMBS and RMBS in the Americas	36,010	1,034	1,136	2,170	1,304	(6,711)	(8,777)	0	23,996	(59)
Other asset-backed securities and debt securities	81,009	116	3,604	3,720	31,668	(9,287)	(11,867)	0	95,243	90
Equity securities	37,879	1,716	1,579	3,295	17,078	(13,693)	0	0	44,559	1,545
Investment funds	37,879	1,716	1,579	3,295	17,078	(13,693)	0	0	44,559	1,545
Derivative assets and liabilities (net)	2,291	(2,398)	0	(2,398)	1,673	0	(823)	0	743	(2,398)
Options held/written and other	2,291	(2,398)	0	(2,398)	1,673	0	(823)	0	743	(2,398)
Other asset	15,008	(5,593)	0	(5,593)	1,953	0	(247)	0	11,121	(5,593)
Reinsurance recoverables *5	15,008	(5,593)	0	(5,593)	1,953	0	(247)	0	11,121	(5,593)
Policy Liabilities and Policy Account Balances	444,010	(9,254)	(112)	(9,366)	0	0	(47,671)	0	405,705	(9,254)
Variable annuity and variable life insurance contracts *6	444,010	(9,254)	(112)	(9,366)	0	0	(47,671)	0	405,705	(9,254)

*1

Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense, net” and gains and losses from accounts payable are included in “Other (income) and expense, net” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2

Unrealized gains and losses from available-for-sale debt securities are included in “Unrealized gains (losses) on investment in securities” and “Foreign currency translation adjustments”, unrealized gains and losses from equity securities are included mainly in “Foreign currency translation adjustments”, unrealized gains and losses from variable annuity and variable life insurance contracts are included in “Debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4

Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5

“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6

“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

The following tables present the reconciliation for financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended September 30, 2017 and 2018:

Three months ended September 30, 2017

	Millions of yen
	Balance at June 30, 2017	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2017	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2017 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale securities	¥117,169	¥1,668	¥(133)	¥1,535	¥37,399	¥(16,347)	¥(7,966)	¥0	¥131,790	¥124
Corporate debt securities	2,069	0	4	4	900	0	(188)	0	2,785	0
Specified bonds issued by SPEs in Japan	1,016	5	(1)	4	0	0	(57)	0	963	5
CMBS and RMBS in the Americas	56,456	1,630	(888)	742	615	(2,121)	(6,112)	0	49,580	60
Other asset-backed securities and debt securities	57,628	33	752	785	35,884	(14,226)	(1,609)	0	78,462	59
Other securities	26,457	1,886	(21)	1,865	12,423	(5,094)	0	0	35,651	1,886
Investment funds	26,457	1,886	(21)	1,865	12,423	(5,094)	0	0	35,651	1,886
Derivative assets and liabilities (net)	3,961	(790)	0	(790)	2,108	0	(9)	0	5,270	(790)
Options held/written and other	3,961	(790)	0	(790)	2,108	0	(9)	0	5,270	(790)
Other asset	18,070	(3,802)	0	(3,802)	1,405	0	(431)	0	15,242	(3,802)
Reinsurance recoverables*5	18,070	(3,802)	0	(3,802)	1,405	0	(431)	0	15,242	(3,802)
Policy Liabilities and Policy Account Balances	557,914	(7,060)	0	(7,060)	0	0	(47,955)	0	517,019	(7,060)
Variable annuity and variable life insurance contracts*6	557,914	(7,060)	0	(7,060)	0	0	(47,955)	0	517,019	(7,060)

*1

Principally, gains and losses from available-for-sale securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; other securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense, net” and gains and losses from accounts payable are included in “Other (income) and expense, net” respectively. Additionally, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.

*2

Unrealized gains and losses from available-for-sale securities are included in “Unrealized gains (losses) on investment in securities” and “Foreign currency translation adjustments.” Additionally, unrealized gains and losses from other securities are included mainly in “Foreign currency translation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4

Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5

“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6

“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Three months ended September 30, 2018

	Millions of yen
	Balance at June 30, 2018	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2018	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2018 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥114,095	¥21	¥2,144	¥2,165	¥23,268	¥(5,277)	¥(11,703)	¥0	¥122,548	¥15
Corporate debt securities	2,845	0	(2)	(2)	0	0	(296)	0	2,547	0
Specified bonds issued by SPEs in Japan	813	0	(1)	(1)	0	0	(50)	0	762	0
CMBS and RMBS in the Americas	25,874	(55)	672	617	1,304	0	(3,799)	0	23,996	(39)
Other asset-backed securities and debt securities	84,563	76	1,475	1,551	21,964	(5,277)	(7,558)	0	95,243	54
Equity securities	43,273	1,557	944	2,501	2,439	(3,654)	0	0	44,559	1,464
Investment funds	43,273	1,557	944	2,501	2,439	(3,654)	0	0	44,559	1,464
Derivative assets and liabilities (net)	470	(137)	0	(137)	447	0	(37)	0	743	(137)
Options held/written and other	470	(137)	0	(137)	447	0	(37)	0	743	(137)
Other asset	13,565	(3,278)	0	(3,278)	935	0	(101)	0	11,121	(3,278)
Reinsurance recoverables*5	13,565	(3,278)	0	(3,278)	935	0	(101)	0	11,121	(3,278)
Policy Liabilities and Policy Account Balances	419,455	(9,107)	(109)	(9,216)	0	0	(22,966)	0	405,705	(9,107)
Variable annuity and variable life insurance contracts*6	419,455	(9,107)	(109)	(9,216)	0	0	(22,966)	0	405,705	(9,107)

*1

Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense, net” and gains and losses from accounts payable are included in “Other (income) and expense, net” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2

Unrealized gains and losses from available-for-sale debt securities are included in “Unrealized gains (losses) on investment in securities” and “Foreign currency translation adjustments”, unrealized gains and losses from equity securities are included mainly in “Foreign currency translation adjustments”, unrealized gains and losses from variable annuity and variable life insurance contracts are included in “Debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4

Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5

”Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6

”Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis

The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis as of March 31, 2018 and September 30, 2018. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

March 31, 2018

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥7,526	¥0	¥0	¥7,526
Investment in operating leases and property under facility operations	3,916	0	0	3,916
Certain investments in affiliates	11,730	0	0	11,730

	¥23,172	¥0	¥0	¥23,172

September 30, 2018
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥6,452	¥0	¥0	¥6,452
Investment in operating leases and property under facility operations	193	0	0	193

	¥6,645	¥0	¥0	¥6,645

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2018 and September 30, 2018.

	March 31, 2018
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale securities:
Corporate debt securities	¥3,037	Discounted cash flows	Discount rate	0.2% – 1.7%
				(0.9%)
Specified bonds issued by SPEs in Japan	861	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	36,010	Discounted cash flows	Discount rate	6.4% –20.0%
				(17.6%)
			Probability of default	0.0% –24.7%
				(3.2%)
Other asset-backed securities and debt securities	18,146	Discounted cash flows	Discount rate	1.0% – 51.2%
				(10.0%)
			Probability of default	0.6% – 1.6%
				(1.0%)
	62,863	Appraisals/Broker quotes	—	—
Other securities:
Investment funds	5,665	Internal cash flows	Discount rate	0.0% – 40.0%
				(9.9%)
	25,246	Discounted cash flows	Discount rate	3.8% – 11.6%
				(8.3%)
	6,968	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	1,447	Discounted cash flows	Discount rate	0.0% – 15.0%
				(8.0%)
	844	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	15,008	Discounted cash flows	Discount rate	(0.1)% – 0.4%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.1%)
			Lapse rate	1.5% – 30.0%
				(17.5%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (99.1%)

Total	¥176,095

Liabilities:
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	¥444,010	Discounted cash flows	Discount rate	(0.1)% – 0.4%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.2%)
			Lapse rate	1.5% – 54.0%
				(17.1%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (79.4%)

Total	¥444,010

	September 30, 2018
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale debt securities:
Corporate debt securities	¥2,547	Discounted cash flows	Discount rate	0.2% – 1.5%
				(0.9%)
Specified bonds issued by SPEs in Japan	762	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	23,996	Discounted cash flows	Discount rate	6.4% – 20.0%
				(17.6%)
			Probability of default	0.0% – 14.5%
				(5.9%)
Other asset-backed securities and debt securities	20,910	Discounted cash flows	Discount rate	1.0% – 51.2%
				(8.8%)
			Probability of default	0.6% – 1.6%
				(0.9%)
	74,333	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	6,040	Internal cash flows	Discount rate	0.0% – 65.0%
				(10.0%)
	34,280	Discounted cash flows	Discount rate	3.8% – 11.4%
				(9.8%)
	4,239	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	506	Discounted cash flows	Discount rate	0.0% – 15.0%
				(3.4%)
Other assets:
	237	Appraisals/Broker quotes	—	—
Reinsurance recoverables	11,121	Discounted cash flows	Discount rate	0.0% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.3%)
			Lapse rate	1.5% – 24.0%
				(17.5%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (99.4%)

Total	¥178,971

Liabilities:
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	¥405,705	Discounted cash flows	Discount rate	0.0% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.2%)
			Lapse rate	1.5% – 24.0%
				(17.3%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (78.5%)

Total	¥405,705

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis

The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis as of March 31, 2018 and September 30, 2018.

	March 31, 2018
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥7,526	Discounted cash flows	Discount rate	10.7%
				(10.7%)
		Direct capitalization	Capitalization rate	11.2%
				(11.2%)
Investment in operating leases and property under facility operations	27	Discounted cash flows	Discount rate	8.0%
				(8.0%)
	3,889	Appraisals	—	—
Certain investments in affiliates	11,730	Market price method	—	—
		Business enterprise value multiples	—	—
		Discounted cash flows	Discount rate	9.3% – 10.3% (9.8%)

	¥23,172

	September 30, 2018
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥6,452	Appraisals	—	—
Investment in operating leases and property under facility operations	193	Appraisals	—	—

	¥6,645